License and Collaboration Agreements	12 Months Ended
Dec. 31, 2019
Collaborative Arrangements [Abstract]
License and Collaboration Agreements

8. License and Collaboration Agreements

ApolloBio License

On April 18, 2018, the Company entered into a License Agreement (the License Agreement) with Beijing Apollo Venus Biomedical Technology Limited and ApolloBio Corp. (collectively, ApolloBio), which became effective in July 2018, pursuant to which the Company granted to ApolloBio an exclusive license to develop and commercialize Toca 511 & Toca FC within the greater China region, including mainland China, Hong Kong, Macao and Taiwan (the Licensed Territory).

Under the License Agreement, the Company has received net proceeds of $15.2 million which is comprised of a $16.0 million up-front payment and a $2.0 million development milestone payment less $1.7 million in foreign income taxes and $1.1 million in certain foreign non-income taxes. The foreign income taxes were recorded as income tax expense and the foreign non-income taxes were recorded as a general and administrative expense, on the statement of operations during the year ended December 31, 2018.

The Company is eligible to receive up to an aggregate $111.0 million, less withholding and other taxes, upon the achievement of specified development and commercial milestones.  The Company completed its planned enrollment of 380 patients in the Toca 5 clinical trial in 2018 and earned a $2.0 million development milestone payment. The Company is also eligible for low double-digit tiered royalty payments based on annual net sales of licensed products in the Licensed Territory, subject to reduction under specified circumstances. ApolloBio will be responsible for all development and commercialization costs in the Licensed Territory. Future payments by ApolloBio are subject to the People’s Republic of China (PRC) currency exchange approval and may be subject to other approvals by PRC authorities.

Unless earlier terminated, the License Agreement will expire upon the expiration of the last-to-expire royalty term for any and all licensed products, which royalty term is, with respect to a licensed product in a particular region (i.e., mainland China, Hong Kong, Macao and Taiwan) of the Licensed Territory (each, a Region), the latest of (i) 10 years after the first commercial sale of such licensed product in such Region, (ii) the expiration of all regulatory exclusivity as to such licensed product in such Region and (iii) the date of expiration of the last valid patent claim covering such licensed product in such Region. Either party may terminate the License Agreement upon a material breach by the other party that remains uncured following 60 days (or, with respect to any payment breach, 10 days) after the date of written notice of such breach. ApolloBio may terminate the License Agreement at any time by providing 90 days’ prior written notice to the Company. In addition, the Company may terminate the License Agreement upon written notice to ApolloBio under specified circumstances if ApolloBio challenges the licensed patent rights.

Under Topic 606, the Company evaluated the terms of the License Agreement and the transfer of intellectual property rights (the “license”) was identified as the only performance obligation as of the inception of the License Agreement. The Company determined that the transaction price under the License Agreement was comprised solely of the $16.0 million upfront payment. The future potential development and commercial milestone payments were not included in the transaction price as they were determined to be fully constrained. As part of the evaluation of the development and commercial milestone constraint, the Company determined that the achievement of such milestones is contingent upon success in future clinical trials and regulatory approvals, each of which was uncertain at the inception of the License Agreement. The Company will re-evaluate the transaction price each quarter or as uncertain events are resolved or other changes in circumstances occur. Future potential development and commercial milestone amounts would be recognized as revenue, if unconstrained. Any reimbursable program costs are recognized proportionately with the performance of the underlying services and are accounted for as a reduction to research and development expense and are excluded from the transaction price.

The entire $16.0 million transaction price was allocated to the license performance obligation. The license was delivered in connection with the execution of the License Agreement and the performance obligation was fully satisfied (transfer of intellectual property). Additionally, the Company earned a $2.0 million development milestone payment upon completion of the planned enrollment of 380 patients in the Toca 5 clinical trial.